Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Summary of unrecognized tax benefits
Beginning of year	$ 3,054	$ 2,699	$ 2,307
Increases related to current year tax positions	643	538	402
Increases related to prior period tax positions	80	57	87
Decreases related to prior period tax positions	(574)	(41)	(77)
Settlements	(418)	(120)	(16)
Lapse of statute of limitations	(56)	(79)	(4)
End of year	$ 2,729	$ 3,054	$ 2,699